Loss Per Common Share - Anti-dilutive Common Share Equivalents (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted shares (in shares)	7,466	2,165	1,946
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted shares (in shares)	577	75	55
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted shares (in shares)	6,773	2,090	1,891
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted shares (in shares)	116	0	0